oGOF STKP 7


                              PROSPECTUS SUPPLEMENT
                             DATED JANUARY 12, 1998

The following paragraph supplements the sales charge table in the section entitled "How Do I Buy Shares?" of the prospectuses for the Franklin Templeton Funds listed below, as each may be amended and supplemented from time to time.

From January 1, 1998 through April 15, 1998, Distributors will reallow the entire front-end sales charge to A.G. Edwards & Sons, Inc. on all Class I shares purchased by A.G. Edwards clients for their Franklin Templeton IRA accounts or A.G. Edwards IRA accounts. Distributors or one of its affiliates will pay A.G. Edwards an additional 0.50% on all rollovers, transfers or conversions over $20,000.

Templeton Growth Fund, Inc.
Templeton World Fund
Templeton Foreign Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Global Real Estate Fund
Templeton Global Bond Fund
(each dated January 1, 1998)

Templeton Pacific Growth Fund
Templeton Foreign Smaller Companies Fund
(each dated January 1, 1997)

Templeton Global Opportunities Trust
(dated May 1, 1997)

Templeton Developing Markets Trust
Templeton American Trust, Inc.
(each dated May 1, 1997)

Templeton Global Infrastructure Fund
Templeton Americas Government Securities Fund
Franklin Templeton Japan Fund
Templeton Growth and Income Fund
Templeton Region Funds
(each dated August 1, 1997)

Franklin Investment Grade Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Rising Dividends Fund
FRANKLIN CUSTODIAN FUNDS, INC.
 Growth Series
 Utilities Series
 DynaTech Series
 Income Series
 U.S. Government Securities Series
(and the separate prospectuses for)
 Income Series
 U.S. Government Securities Series
 (each dated February 1, 1997)

Franklin Balance Sheet Investment Fund
Franklin MicroCap Value Fund
Franklin Value Fund
Franklin Global Government Income Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin Adjustable Rate Securities Fund
Franklin Templeton German Government Bond Fund
FRANKLIN TEMPLETON INTERNATIONAL CURRENCY FUNDS
 Franklin Templeton Global Currency Fund
 Franklin Templeton Hard Currency Fund
 Franklin Templeton High Income Currency Fund
 (each dated March 1, 1997)

Franklin Asset Allocation Fund
(dated May 1, 1997)

FRANKLIN MUTUAL SERIES FUND INC.
 Mutual Shares Fund
 Mutual Qualified Fund
 Mutual Beacon Fund
 Mutual Discovery Fund
 Mutual European Fund
 Mutual Financial Services Fund
(each dated May 1, 1997 as amended August 19, 1997)

Franklin Real Estate Securities Fund
Franklin Strategic Income Fund
Franklin MidCap Growth Fund
Franklin Global Utilities Fund
Franklin Small Cap Growth Fund
Franklin Global Health Care Fund
Franklin Natural Resources Fund
Franklin California Growth Fund
Franklin Blue Chip Fund
(each dated September 1, 1997)

Franklin Biotechnology Discovery Fund
(dated September 15, 1997)

Franklin's AGE High Income Fund
(dated October 1, 1997)

Franklin Equity Fund
(dated November 1, 1997)

Franklin Gold Fund
FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
 Franklin Templeton Conservative Target Fund
 Franklin Templeton Moderate Target Fund
 Franklin Templeton Growth Target Fund
(each dated December 1, 1997)